ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Vessel operating and drydocking expenses	$ 6,890	$ 8,248
Administrative expenses	6,105	8,070
Interest expense	9,792	3,094
Provision for taxes	0	1,001
Accrued expenses	$ 22,787	$ 20,413